Related parties - Key management personnel (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	[1]	$ 5.5	$ 5.6	$ 3.7
Share-based compensation	[1]	0.9	2.1	4.0
Long-term employee benefits	[1]	$ 0.5	$ 0.5	$ 0.4

[1]	See also Notes 12(c), 14(i) and 14(j).